PGIM Target Date 2035 Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 95.5%
Affiliated Mutual Funds
Domestic Equity — 38.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	97,902	$1,487,138
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	308,686	13,736,549
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	137,082	1,535,314
		16,759,001
Fixed Income — 35.7%
PGIM Core Conservative Bond Fund (Class R6)	294,582	2,533,406
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	318,328	2,167,815
PGIM TIPS Fund (Class R6)	634,394	5,322,564
PGIM Total Return Bond Fund (Class R6)	451,753	5,412,000
		15,435,785
International Equity — 21.1%
PGIM Global Real Estate Fund (Class R6)	121,476	2,492,683
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	97,236	1,211,564
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	379,598	5,424,453
		9,128,700

Total Long-Term Investments (cost $36,113,397)		41,323,486

Short-Term Investment 4.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,993,243)	1,993,243	1,993,243

TOTAL INVESTMENTS 100.1% (cost $38,106,640)(wa)		43,316,729
Liabilities in excess of other assets (0.1)%		(35,641)

Net Assets 100.0%		$43,281,088

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2035 Fund